As filed with the Securities and Exchange Commission
                                on March 7, 2000
                       Registration No. 33-33144; 811-6030
                       -----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                       Post-Effective Amendment No. 30                     [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                              Amendment No. 31                             [X]

                        (Check appropriate box or boxes)

                            ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
  Robert M. Kurucza, Esq.                             Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                              Kramer, Levin, Naftalis
  Morrison & Foerster LLP                                  & Frankel
  2000 Pennsylvania Ave., N.W., Suite 5500            919 Third Avenue
  Washington, D.C.  20006                             New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to Rule 485(b); or       [_]     on (date) pursuant to Rule 485(b), or

[_]   60 days after filing pursuant to Rule 485(a), or          [_]     on (date) pursuant to Rule 485(a)(1)

[_]   75 days after filing pursuant to paragraph (a)(2)         [_]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

                     The Registrant is filing this Post-Effective Amendment No. 30 to the Trust's Registration Statement for the purpose of filing all corporate documents and agreements of the Trust. The prospectuses and Statement of Additional Information is hereby incorporated by reference to Post-Effective Amendment No. 29, filed on July 30, 1999.

                                NATIONS RESERVES
                              CROSS REFERENCE SHEET

Part A
Item No.                                                               Prospectus
--------                                                               ----------
  1.   Front and Back Cover Pages ................................     Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................................    About this Prospectus

  3.   Risk/Return Summary: Fee Tables.............................    About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks....................    About the Funds; Other Important
                                                                       Information

  5.  Management's Discussion of Fund
      Performance..................................................    About the Funds

  6.  Management, Organization, and
      Capital Structure...........................................     What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.  Shareholder Information.....................................     About the Funds; About your
                                                                       Investment

  8.  Distribution Arrangements...................................     Information for Investors

  9.  Financial Highlights Information............................     Financial Highlights; About the Funds


Part B
Item No.
--------

10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments


13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C

Item No.                          Other Information
--------                          -----------------

                                  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document

                                NATIONS RESERVES

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-33144; 811-6030)

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(a)                    ARTICLES OF INCORPORATION:
(a)(1)                 Declaration of Trust dated January 22, 1990, filed herewith.
(a)(2)                 Classification of Shares dated February 4, 1998, filed herewith.
(a)(3)                 Classification of Shares dated December 2, 1998, filed herewith.
(a)(4)                 Classification of Shares dated March 31, 1999, filed herewith.
(a)(5)                 Classification of Shares dated May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    BYLAWS:
(b)(1)                 Amended and Restated Bylaws dated January 22, 1990, last
                       amended May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(c)                    INSTRUMENTS DEFINING RIGHTS OF SECURITIES HOLDERS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(d)                    INVESTMENT ADVISORY CONTRACTS:
(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. (formerly
                       NationsBanc Advisors, Inc.) ("BAAI") and Nations Reserves (formerly known as
                       Nations Institutional Reserves) ("Registrant") dated January 1, 1996, Schedule I dated October 15, 1999, filed herewith.
(d)(2)                 Sub-Advisory Agreement among BAAI, Banc of America Capital Management, Inc.
                       (formerly TradeStreet Investment Associates, Inc.) ("BACAP") and the Registrant
                       dated January 1, 1996, Schedule I dated May 21, 1999, filed herewith.
(d)(3)                 Sub-Advisory Agreement among BAAI, Chicago Equity Partners Corporation
                       ("Chicago Equity") and the Registrant dated May 21, 1999, filed herewith.
(d)(4)                 Sub-Advisory Agreement among BAAI, Gartmore Global Partners ("Gartmore")
                       and the Registrant dated August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(e)                    UNDERWRITING CONTRACT:
(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       May 1, 1994, Schedule I amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(f)                    BONUS OR PROFIT SHARING CONTRACTS:
(f)(1)                 Deferred Compensation Plan dated January 26, 1995, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(g)                    CUSTODIAN AGREEMENT:
(g)(1)                 Custody Agreement between the Registrant and The Bank of
                       New York ("BNY") dated October 19, 1998, Schedule I dated
                       August 19, 1999, filed herewith.
(g)(2)                 Amendment to the Custody Agreement dated September 1, 1999, filed herewith.
(g)(3)                 Amendment to the Custody Agreement dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(h)                    OTHER MATERIAL CONTRACTS:
(h)(1)                 Co-Administration Agreement among the Registrant,
                       Stephens and BAAI dated December 1, 1998, Schedule I
                       dated August 19, 1999, Schedule A dated November 18,
                       1999, filed herewith.
(h)(2)                 Sub-Administration Agreement among the Registrant, BNY
                       and BAAI dated December 1, 1998, Schedule I dated August
                       19, 1999, filed herewith.
(h)(3)                 Shareholder Servicing Plan relating to Adviser Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(4)                 Shareholder Servicing Plan relating to Investor B Shares,
                       Exhibit I amended August 19, 1999, filed herewith.
(h)(5)                 Shareholder Servicing Plan relating to Investor C Shares,
                       Exhibit I amended August 19, 1999, filed herewith.
(h)(6)                 Shareholder Servicing Plan relating to Daily Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(7)                 Shareholder Servicing Plan relating to Investor Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(8)                 Shareholder Servicing Plan relating to Liquidity Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(9)                 Shareholder Servicing Plan relating to Market Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(10)                Shareholder Servicing Plan relating to Seafirst Shares,
                       Exhibit I amended December 2, 1998, filed herewith.
(h)(11)                Shareholder Servicing Plan relating to Service Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(12)                Shareholder Administration Plan relating to Trust Shares,
                       Exhibit I amended February 24, 1999, filed herewith.
(h)(13)                Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                       Investor Services Group) ("PFPC") and the Nations Funds family dated June 1, 1995,
                       Schedule G dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(h)(14)                Amendment to Transfer Agency and Services Agreement dated January 1, 1999, filed herewith.
(h)(15)                Sub-Transfer Agency Agreement between PFPC and Bank of
                       America, N.A. ("Bank of America") dated September 11,
                       1995, Schedule A dated February 14, 2000, filed herewith.
(h)(16)                Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                       Nations Master Investment Trust, Nations Funds Trust and the Registrant dated
                       February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(i)                    LEGAL OPINION

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    OTHER OPINIONS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    OMITTED FINANCIAL STATEMENTS

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(l)                    INITIAL CAPITAL AGREEMENTS:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(m)                    RULE 12B-1 PLANS:
(m)(1)                 Shareholder Administration Plan relating to Primary B Shares,
                       Exhibit I amended August 19, 1999, filed herewith.
(m)(2)                 Shareholder Administration Plan relating to Investor B
                       and Investor C Shares, Exhibit I dated May 26, 1999,
                       filed herewith.
(m)(3)                 Shareholder Servicing and Distribution Plan relating to
                       Investor A Shares, Exhibit A amended August 19, 1999,
                       filed herewith.
(m)(4)                 Distribution Plan relating to Investor B Shares, Exhibit
                       A amended August 19, 1999, filed herewith.
(m)(5)                 Distribution Plan relating to Investor C Shares, Exhibit
                       A amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- -------------------------------------------------------------------------------------
(m)(6)                 Distribution Plan relating to Daily Shares, Exhibit A
                       amended February 24, 1999, filed herewith.
(m)(7)                 Distribution Plan relating to Investor Shares, Exhibit A
                       amended February 24, 1999, filed herewith.
(m)(8)                 Distribution Plan relating to Liquidity Shares, Exhibit A
                       amended February 24, 1999, filed herewith.
(m)(9)                 Distribution Plan relating to Market Shares, Exhibit A
                       amended February 24, 1999, filed herewith.
(m)(10)                Distribution Plan relating to Service Shares, Exhibit A
                       amended February 24, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(n)                    FINANCIAL DATA SCHEDULE:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    RULE 18F-3 PLAN:
(o)(1)                 Rule 18f-3 Multi-Class Plan amended August 19, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(p)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max
                       Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F.
                       Keller, Carl E. Mundy, Jr., James B. Sommers and Cornelius J. Pings,
                       filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

                  No person is controlled by or under common control with the Registrant.

ITEM 25.          INDEMNIFICATION

         Article VIII of the Agreement of Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

         1.       Co-Administration Agreement with Stephens and BAAI;

         2.       Sub-Administration Agreement with BNY and BAAI;

         3.       Distribution Agreement with Stephens;

         4.       Custody Agreement with BNY;

         5.       Transfer Agency and Services Agreement with PFPC; and

         6. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company"), Nations Master Investment Trust ("Master Trust") and Nations Funds Trust ("Funds
Trust") dated February 14, 2000. The Trust, the Company, Master Trust and/or Funds Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Master Trust, and/or Funds Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Master Trust and/or Funds Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Master Trust and/or Funds Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP, Chicago Equity or Gartmore, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI, BACAP, Chicago Equity or Gartmore, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

        (d) Chicago Equity performs investment sub-advisory services for the Registrant and certain other customers. Chicago Equity is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Chicago Equity with the SEC pursuant to the Advisers Act (file no. 801-55997).

        (e) Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of Bank of America, and Gartmore U.S. Limited, an indirect, wholly-owned subsidiary of Gartmore Investment Management plc, a UK Company which is the holding company for a leading UK based international fund management group of companies. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).

ITEM 27.          PRINCIPAL UNDERWRITERS

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations LifeGoal Funds, Inc., Nations Annuity Trust, Nations Funds Trust, Wells Fargo Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

         (c) Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (3) Chicago Equity, 231 South LaSalle, Chicago, IL 60697 (records relating to its function as investment sub-advisor).

         (4) Gartmore, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (5) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (6) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (7) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (8) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable

ITEM 30.          UNDERTAKINGS

                  Not Applicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of March, 2000.

                           NATIONS RESERVES

                           By:
                                                    *
                           -------------------------------------------------
                                 A. Max Walker
                                 President and Chairman of the Board of Trustees


                           By:  /s/ Richard H. Blank, Jr.
                               -------------------------------------------
                                 Richard H. Blank, Jr.
                                 *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

                 *                             President and Chairman                  March 6, 2000
 --------------------------------              of the Board of Trustees
(A. Max Walker)                             (Principal Executive Officer)


/s/ Richard H. Blank, Jr.                             Treasurer                        March 6, 2000
---------------------------------                   and Secretary
(Richard H. Blank, Jr.)             (Principal Financial and Accounting Officer)


                *                                      Trustee                         March 6, 2000
---------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         March 6, 2000
---------------------------------
(James Ermer)

                *                                      Trustee                         March 6, 2000
---------------------------------
(William H. Grigg)

                *                                      Trustee                         March 6, 2000
---------------------------------
(Thomas F. Keller)

                *                                      Trustee                         March 6, 2000
---------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         March 6, 2000
---------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         March 6, 2000
---------------------------------
(Charles B. Walker)

                *                                      Trustee                         March 6, 2000
---------------------------------
(Thomas S. Word)

                *                                      Trustee                         March 6, 2000
---------------------------------
(James P. Sommers)

/s/ Richard H. Blank, Jr.
---------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                Nations Reserves
                                  Exhibit Index

Exhibit No.              Description
-----------              -----------

EX-99.A1        Declaration of Trust
EX-99.A2        Classification of Shares (2/4/98)
EX-99.A3        Classification of Shares (12/2/98)
EX-99.A4        Classification of Shares (3/31/99)
EX-99.A5        Classification of Shares (5/26/99)
EX-99.B1        Amended and Restated Bylaws
EX-99.D1        Investment Advisory Agreement
EX-99.D2        Sub-Advisory Agreement - TradeStreet Investment Associates, Inc.
EX-99.D3        Sub-Advisory Agreement - Chicago Equity Partners Corporation
EX-99.D4        Sub-Advisory Agreement - Gartmore Global Partners
EX-99.E1        Distribution Agreement
EX-99.F1        Nations Funds Deferred Compensation Plan
EX-99.G1        Custody Agreement
EX-99.G2        Amendment to the Custody Agreement
EX-99.G3        Amendment  No. 2 to the Custody Agreement
EX-99.H1        Co-Administration Agreement
EX-99.H2        Sub-Administration Agreement
EX-99.H3        Shareholder Servicing Plan--Adviser Shares
EX-99.H4        Shareholder Servicing Plan--Investor B Shares
EX-99.H5        Shareholder Servicing Plan--Investor C Shares
EX-99.H6        Shareholder Servicing Plan--Daily Shares
EX-99.H7        Shareholder Servicing Plan--Investor Shares
EX-99.H8        Shareholder Servicing Plan--Liquidity Shares
EX-99.H9        Shareholder Servicing Plan--Market Shares
EX-99.H10       Shareholder Servicing Plan--Seafirst Shares
EX-99.H11       Shareholder Servicing Plan--Service Shares
EX-99.H12       Shareholder Servicing Plan--Trust Shares
EX-99.H13       Transfer Agency Agreement
EX-99.H14       Amendment to Transfer Agency Agreement
EX-99.H15       Sub-Transfer Agency Agreement
EX-99.H16       Cross Indemnification Agreement
EX-99.M1        Shareholder Administration Plan--Primary B Shares
EX-99.M2        Shareholder Administration Plan--Inv. B and Inv. C Shares
EX-99.M3        Shareholder Servicing and Distribution Plan--Investor A Shares
EX-99.M4        Distribution Plan--Investor B Shares
EX-99.M5        Distribution Plan--Investor C Shares
EX-99.M6        Distribution Plan--Daily Shares
EX-99.M7        Distribution Plan--Investor Shares
EX-99.M8        Distribution Plan--Liquidity Shares
EX-99.M9        Distribution Plan--Market Shares
EX-99.M10       Distribution Plan--Service Shares
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EX-99.O1        Rule 18f-3 Plan
EX-99.P         Powers of Attorney